J.P. MORGAN INCOME FUNDS

JPMORGAN TRUST I

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Multi-Sector Income Fund

(All Share Classes)

JPMORGAN TRUST II

JPMorgan Core Plus Bond Fund

(All Share Classes)

Supplement dated December 6, 2013

to the Prospectuses dated July 1, 2013 as supplemented

Effective immediately, the following paragraph will be added immediately prior to “Investment Risks” in the “More About the Funds” section of the Prospectuses:

Additional Investment Strategies — Use of CPI-U Swaps. In addition to the investment strategies discussed above, the Core Plus Bond Fund, Strategic Income Opportunities Fund, Total Return Fund and Multi-Sector Income Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by such Funds. The use of CPI-U swaps is not a principal investment strategy of the Core Plus Bond Fund, Strategic Income Opportunities Fund, Total Return Fund and Multi-Sector Income Fund.

In addition, the following paragraph will be added immediately prior to the last paragraph before “Temporary Defensive Purposes” in the “More About the Funds” section of the Prospectuses:

CORE PLUS BOND FUND, STRATEGIC INCOME OPPORTUNITIES FUND, TOTAL RETURN FUND AND MULTI-SECTOR INCOME FUND

CPI-U Strategy Risk. The Funds may use CPI-U swaps to hedge inflation risk associated with certain debt securities. There is no guarantee that such strategy will be effective in protecting the return from such securities from inflation risks. In addition, CPI-U swaps are subject to “Derivatives Risk.” CPI-U Strategy Risk is not a principal risk of the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CPI-1213

J.P. MORGAN INCOME FUNDS

JPMorgan Global Bond Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated December 6, 2013

to the Prospectuses dated August 17, 2012, as supplemented

Effective immediately, the following paragraph is added as the last paragraph under “Additional Strategies” in the “More About the Fund” section of the Prospectuses:

The Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The use of CPI-U swaps is not a principal investment strategy of the Fund.

In addition, the following paragraph is added as the next to last paragraph under “Additional Risks” in the “More About the Funds” section of the Prospectuses:

CPI-U Strategy Risk. The Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. There is no guarantee that such strategy will be effective in protecting the return from such securities from inflation risks. In addition, CPI-U swaps are subject to “Derivatives Risk.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CPI-GBO-1213

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Income Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated December 6, 2013

to the Prospectus dated July 1, 2013, as supplemented

Effective immediately, the following paragraph is added immediately prior to “Investment Risks” in the “More About the Funds” section of the Prospectuses:

Additional Investment Strategies — Use of CPI-U Swaps. In addition to the investment strategies discussed above, the Tax Aware Income Opportunities Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. The use of CPI-U swaps is not a principal investment strategy of the Fund.

In addition, the following paragraph is added as the last paragraph under “Additional Risks for the Funds” in the “More About the Funds” section of the Prospectus:

CPI-U Strategy Risk. The Tax Aware Income Opportunities Fund may use CPI-U swaps to hedge inflation risk associated with certain debt securities held by the Fund. There is no guarantee that such strategy will be effective in protecting the return from such securities from inflation risks. In addition, CPI-U swaps are subject to “Derivatives Risk.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CPI-TAI-1213